Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets, Net [Abstract]
Amortization expenses	$ 651,532	$ 813,622	$ 666,971